Derivative Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2020
Description of accounting policy for warrants [text block] [Abstract]
Schedule of extinguished on the expiry of the outstanding warrants
	No. of warrants	USD

At 1 January 2020	21,229,000	15,709,460
Conversion to equity (ordinary shares) upon exercise of warrants	(100)	(74)
Revaluation of derivative warrant liability	-	(2,547,542)

At 31 December 2020	21,228,900	13,161,844